Group statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
(Loss)/profit for the year	$ (260)	$ 386	$ 350
Items that may be subsequently reclassified to profit or loss:
(Losses)/gains on cash flow hedges, net of related tax credit of $4m (2019: $nil, 2018: including related tax credit of $1m)	3	(34)	5
Costs of hedging	(6)	(6)	(1)
Hedging (gains)/losses reclassified to financial expenses	(13)	38	(8)
Exchange (losses)/gains on retranslation of foreign operations, net of related tax credit of $4m (2019: net of related tax credit of $3m, 2018: including related tax credit of $2m)	(85)	(39)	44
Total items that may be subsequently reclassified to profit or loss	(101)	(41)	40
Items that will not be reclassified to profit or loss:
(Losses)/gains on equity instruments classified as fair value through other comprehensive income, net of related tax credit of $4m (2019: net of related tax charge of $2m, 2018: including related tax charge of $2m)	(43)	10	(14)
Re-measurement (losses)/gains on defined benefit plans, net of related tax credit of $1m (2019: net of related tax credit of $1m, 2018: net of related tax charge of $4m)	(7)	(6)	8
Tax related to pension contributions	1
Total items that will not be reclassified to profit or loss	(49)	4	(6)
Total other comprehensive (loss)/income for the year	(150)	(37)	34
Total comprehensive (loss)/income for the year	(410)	349	384
Attributable to:
Equity holders of the parent	(410)	348	382
Non-controlling interest		1	2
Total comprehensive (loss)/income for the year	$ (410)	$ 349	$ 384